BUSINESS ACQUISITION (Details) - USD ($)		1 Months Ended
	Feb. 01, 2016	Aug. 26, 2016	Jul. 31, 2016	Jan. 22, 2016	Feb. 28, 2017	Feb. 29, 2016
Intangible assets
Goodwill					$ 267,162,685	$ 87,022,517
Firstleap [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 20,942,238
Other current assets				5,610,330
Rental deposits				1,228,525
Property and equipment, net				5,423,538
Intangible assets
Goodwill				61,701,300
Other current liabilities				(13,260,800)
Deferred revenue				(45,093,685)
Noncontrolling interest				400,241
Total purchase consideration				46,578,770
Yinghe Youshi [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1,934,630
Other current assets	759,555
Property and equipment, net	258,353
Intangible assets
Goodwill	12,999,277
Other current liabilities	(881,415)
Deferred tax liabilities	(771,840)
Noncontrolling interest	(3,999,726)
Total purchase consideration	13,112,437
Shanghai YaYa [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 616,947
Account receivables		4,869,685
Other current assets		845,178
Rental deposits		89,375
Property and equipment, net		90,426
Intangible assets
Goodwill		30,888,052
Other current liabilities		(1,614,688)
Deferred tax liabilities		(2,522,867)
Noncontrolling interest		(18,443,545)
Total purchase consideration		24,910,031
Shunshun Bida [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 11,121,264
Other current assets			12,782,176
Rental deposits			1,306,135
Property and equipment, net			423,538
Intangible assets
Goodwill			93,004,827
Other current liabilities			(4,642,267)
Deferred tax liabilities			(2,052,906)
Deferred revenue			(24,750,882)
Noncontrolling interest			(28,897,000)
Total purchase consideration			68,419,789		$ 68,419,789
Trade name [Member] | Firstleap [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 5,079,693
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				10 years
Trade name [Member] | Yinghe Youshi [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,353,571
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Trade name [Member] | Shanghai YaYa [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 5,727,995
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		10 years
Trade name [Member] | Shunshun Bida [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 6,780,070
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			10 years 4 months 24 days
Student Base [Member] | Firstleap [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 4,547,390
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				7 years
Customer relationship [Member] | Shanghai YaYa [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 3,703,704
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		4 years 3 months 18 days
School cooperation agreements [Member] | Shunshun Bida [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 3,344,834
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			6 years 4 months 24 days
User Base [Member] | Shanghai YaYa [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 659,769
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		1 year 3 months 18 days
Technology [Member] | Yinghe Youshi [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,460,032
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years